Concentration of major customers and suppliers (Details Narrative) - integer	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Supplier One [Member]
Number of customers	2	3
Concentration risk percentage	35.00%	34.00%
Supplier One [Member] | Accounts Receivable [Member]
Number of customers	4	5
Concentration risk percentage	20.00%	17.00%
Customer one [Member]
Number of customers	3	2
Concentration risk percentage	27.00%	32.00%
Customer one [Member] | Accounts Receivable [Member]
Number of customers	3	3
Concentration risk percentage	24.00%	21.00%
Customer Two [Member]
Concentration risk percentage	16.00%	14.00%
Customer Two [Member] | Accounts Receivable [Member]
Concentration risk percentage	17.00%	20.00%
Customer Three [Member]
Concentration risk percentage	10.00%
Customer Three [Member] | Accounts Receivable [Member]
Concentration risk percentage	11.00%	10.00%
Supplier Two [Member]
Concentration risk percentage	10.00%	22.00%
Supplier Two [Member] | Accounts Receivable [Member]
Concentration risk percentage	18.00%	16.00%
Supplier Three [Member]
Concentration risk percentage		12.00%
Supplier Three [Member] | Accounts Receivable [Member]
Concentration risk percentage	15.00%	16.00%
Supplier Four [Member] | Accounts Receivable [Member]
Concentration risk percentage	14.00%	11.00%
Supplier Five [Member] | Accounts Receivable [Member]
Concentration risk percentage		10.00%